Movement of Allowance for Inventory Write-Down (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Balance at end of the year	$ 6,128	$ 4,646
Inventory Valuation Reserve
Inventory [Line Items]
Balance at beginning of the year	4,646	1,985	4,690
Charge to expenses	1,475	3,142	10,504
Written-off	(149)	(549)	(13,690)
Exchange difference	156	68	481
Balance at end of the year	$ 6,128	$ 4,646	$ 1,985